Fair Value Measurements - Product Revenue Reserve and Allowance - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Product Information [Line Items]
Revenue	$ 7,514	$ 3,101	$ 11,185	$ 21,442
Accounts receivable	579		731	818
Gelesis
Product Information [Line Items]
Accounts receivable	800		700
Product Revenue, Net
Product Information [Line Items]
Revenue	7,514	3,101	11,185	$ 2,708
Product Revenue, Net | Roman Health Pharmacy LLC
Product Information [Line Items]
Revenue	6,700	2,900
Deferred income	24,200		31,000
Product Revenue, Net | GoGoMeds
Product Information [Line Items]
Revenue	1,100	$ 100
Accounts receivable	800		800
Product Revenue, Net | CMS Bridging DMCC | Other Assets
Product Information [Line Items]
Discounted time-based milestone	$ 4,100		$ 4,100